Revenue From Contracts With Customers - Summary of transfer of goods and services over time and at a point in time (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,674	£ 3,841	£ 3,428
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,087	1,266	1,265
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,866	1,658	1,359
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	721	917	804
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	457	626	634
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	208	188	195
Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35	29	36
Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	630	640	631
Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,658	1,470	1,164
Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	686	888	768
Assessments And Qualifications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,559	1,444	1,238
Assessments And Qualifications [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77	85	92
Assessments And Qualifications [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,482	1,359	1,146
Assessments And Qualifications [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57	64	62
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	198	169	173
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20	21	30
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,284	1,190	973
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	616	820	713
Virtual Learning [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	616	820	713
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	616	820	713
English Language Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	415	321	238
English Language Learning [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150	135	135
English Language Learning [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	209	143	78
English Language Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56	43	25
English Language Learning [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135	110	109
English Language Learning [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	5	6
English Language Learning [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35	29	22
English Language Learning [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15	25	26
English Language Learning [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	204	138	72
English Language Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	14	3
Workforce Skills [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	220	204	172
Workforce Skills [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	2	0
Workforce Skills [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	175	156	135
Workforce Skills [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43	46	37
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	2	0
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	14	16
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Workforce Skills [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Workforce Skills [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	170	142	119
Workforce Skills [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43	46	37
Higher Education [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	855	898	849
Higher Education [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	849	890	841
Higher Education [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6	8	8
Higher Education [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	254	302	283
Higher Education [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	595	588	558
Higher Education [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6	8	8
Strategic Review [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9	154	218
Strategic Review [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9	154	197
Strategic Review [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	21
Strategic Review [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9	148	180
Strategic Review [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	14
Strategic Review [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	6	17
Strategic Review [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 0	£ 7